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Semi-Annual Report
January 31, 2001

Merrill Lynch
Arizona Municipal
Bond Fund

www.mlim.ml.com

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

DEAR SHAREHOLDER

The Municipal Market Environment

During the six months ended January 31, 2001, long-term fixed-income bond yields generally declined. The strength seen in the US economy in 1999 and early 2000 clearly has moderated in recent months. After growing at approximately 5% in the first half of 2000, US gross domestic product (GDP) declined to 2.2% during the third quarter of 2000. An initial estimate of fourth quarter 2000 GDP growth was recently released at 1.4%. Additionally, over the past six months, inflationary pressures have remained well contained, largely in the 2%-3% range. By early September, US Treasury bond yields had declined more than 20 basis points (0.20%) to 5.65% as a result of moderating economic growth and low inflation.

However, rising oil and natural gas prices, rekindled investors' inflationary fears, and US Treasury bond yields quickly rose to nearly 6% at the end of September 2000. During October and into mid-November, long-term bond yields fluctuated in response to declining commodity prices and the considerable uncertainty surrounding the presidential election. In December 2000, significant declines in US equity markets, especially the NASDAQ, as well as another series of weak economic indicators combined to reestablish the decline in long-term US Treasury bond yields. By mid-December, the Federal Reserve Board announced that current economic conditions warranted the cessation of the series of short-term interest rate increases they had initiated in February 2000. Given the favorable economic environment and, at least, a neutral Federal Reserve Board, investors were free again to focus upon the ongoing US Treasury debt reduction program and forecasts of sizeable Federal budgetary surpluses going forward. Many analysts and investors concluded that there would be a significant future shortage of longer maturing US Treasury securities. These factors helped push US Treasury bond yields lower. By the end of December, US Treasury bond yields declined to 5.45%, their lowest monthly closing level in almost two years.

Citing declining consumer confidence and weakening industrial production and retail sales growth, the Federal Reserve Board lowered short-term interest rates by 50 basis points twice during January 2001. This action triggered a significant rebound in many US equity indexes, reducing the appeal of many US fixed-income securities. Additionally, many investors sold US Treasury bonds to realize recent profits believing that the Federal Reserve Board's actions in January 2001, as well as those anticipated in the near future, would quickly restore US economic growth to earlier levels. By the end of the six-month period ended January 31, 2001, US Treasury bond yields declined overall by nearly 30 basis points to close the period at 5.50%.

Long-term tax-exempt bonds also responded well to the positive economic environment that developed during the last six months. While municipal bond yields followed a downward pattern similar to that of US Treasury bonds, tax-exempt bond price volatility was significantly reduced. Municipal bond yields traded in a relatively narrow range, generally declining steadily throughout the last six months. Overall investor demand for municipal bonds has remained very positive, allowing tax-exempt bond yields, as measured by the Bond Buyer Revenue Bond Index, to decline more than 40 basis points to end the period at 5.43%, their lowest monthly closing level in over 18 months.

New long-term tax-exempt issuance has continued to decline on an annual basis, although declines in bond yields have triggered a recent increase in municipal underwritings. Most of this recent increase in tax-exempt issuance was underwritten in January 2001. Lower bond yields were responsible for the significant increase in refunding activity. Local and state issuers used the recent period of lower bond yields as an opportunity to refinance outstanding, higher-couponed debt issues at lower rates. Historically, January monthly underwritings are among the lowest monthly issuance of the year. Despite the surge in January issuance, long-term tax-exempt bond yields were still able to decline, underscoring the ongoing positive technical position the municipal market has enjoyed in recent quarters.

The reduction in annual issuance has helped provide much of the technical support within the tax-exempt bond market. The demand for municipal bonds came from a number of non-traditional and conventional sources. Fortunately, the combination of reduced annual bond issuance and ongoing demand from

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

non-traditional sources has been able to more than offset the decline in demand from tax-exempt mutual funds. This favorable balance has fostered the significant decline in municipal bond yields seen in recent months.

The outlook for the tax-exempt bond market in 2001 appears quite favorable. The steeply positive yield curve and relatively high credit quality that the municipal bond market offers should continue to attract retail and institutional investors seeking both tax-exempt income and a ready substitute for relatively scarce US Government securities. Strong state and local governmental financial conditions also suggest that issuance should remain manageable in the coming months. Additionally, while it appears likely that President Bush will keep his campaign promise to lower Federal income tax rates in 2001, any legislation is unlikely to be enacted before late summer. These factors suggest that the strong technical position the municipal market has enjoyed is likely to continue. Given the recent market performance by tax-exempt bonds over the past year, the strong returns illustrate the excellent investment diversification municipal bonds can provide to investors.

Portfolio Strategy

Our main focus is to provide shareholders with an above industry average current yield of tax-exempt income within the credit quality restrictions of the Fund's prospectus. To this end, the Fund is structured to provide an above-average market level of current couponing. Our ability to restructure the Fund within the Arizona marketplace was limited throughout the past six months, as primary issuance of Arizona paper was down drastically from prior years. Over the last six months, approximately $1.25 billion in Arizona municipal securities was underwritten, a decline of nearly 15% compared to the same period a year earlier. In response to low issuance, there was limited turnover within the portfolio. We typically maintain a fully invested position in an effort to achieve a steady stream of tax-exempt income for shareholders. Few changes in the Fund's credit quality were affected, again limited by the availability of new securities. At January 31, 2001, 80% of Fund assets were rated A or higher by at least one of the major rating agencies.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Arizona Municipal Bond Fund, and we look forward to serving your investment needs in the months and years to come.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Walter C. O'Connor

Walter C. O'Connor
Vice President and Portfolio Manager

March 8, 2001

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

PROXY RESULTS

During the six-month period ended January 31, 2001, Merrill Lynch Arizona Municipal Bond Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on December 21, 2000. The description of each proposal and number of shares voted are as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Shares Voted    Shares Withheld
                                                                                                  For          From Voting
-----------------------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Trustees:       Terry K. Glenn                                 4,776,001         12,399
                                                James H. Bodurtha                              4,776,001         12,399
                                                Herbert I. London                              4,776,001         12,399
                                                Joseph L. May                                  4,775,563         12,837
                                                Andre F. Perold                                4,776,001         12,399
                                                Roberta Cooper Ramo                            4,776,001         12,399
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     Shares Voted     Shares Voted     Shares Voted
                                                                                          For            Against          Abstain
-----------------------------------------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche LLP as the Fund's
   independent auditors for the current fiscal year.                                   4,712,655           9,049           66,696
-----------------------------------------------------------------------------------------------------------------------------------
3. To approve an amendment to the Fund's charter permitting the Board
   to convert the Fund to "master/feeder" structure.                                   4,526,277          71,712          190,411
-----------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                              % Return Without   % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/00                            +10.64%           +6.21%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                          + 4.56            +3.71
--------------------------------------------------------------------------------
Inception (11/29/91)
through 12/31/00                                   + 6.56            +6.08
--------------------------------------------------------------------------------

*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                 % Return            % Return
                                                Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/00                            +10.08%             +6.08%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                          + 4.03              +4.03
--------------------------------------------------------------------------------
Inception (11/29/91)
through 12/31/00                                   + 6.03              +6.03
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                 % Return            % Return
                                                Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/00                             +9.87%            +8.87%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                           +3.91             +3.91
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                                    +5.65             +5.65
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                              % Return Without   % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 12/31/00                            +10.53%           +6.11%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                          + 4.45            +3.60
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                                   + 6.20            +5.50
--------------------------------------------------------------------------------

*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Recent Performance Results*

                                                                          6 Month        12 Month      Since Inception  Standardized
As of January 31, 2001                                                 Total Return    Total Return     Total Return    30-Day Yield
====================================================================================================================================
ML Arizona Municipal Bond Fund Class A Shares                             +5.49%          +11.95%         +79.27%          4.22%
------------------------------------------------------------------------------------------------------------------------------------
ML Arizona Municipal Bond Fund Class B Shares                             +5.22           +11.39          +71.15           3.89
------------------------------------------------------------------------------------------------------------------------------------
ML Arizona Municipal Bond Fund Class C Shares                             +5.17           +11.17          +41.37           3.79
------------------------------------------------------------------------------------------------------------------------------------
ML Arizona Municipal Bond Fund Class D Shares                             +5.44           +11.84          +46.03           4.13
====================================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception periods are from 11/29/91 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P       Moody's    Face
Ratings   Ratings    Amount                                               Issue                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Arizona--86.7%
------------------------------------------------------------------------------------------------------------------------------------
NR*       AAA        $  960    Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds
                               (Saint Luke's Health Systems), 7.25% due 11/01/2003 (g)                                       $ 1,055
------------------------------------------------------------------------------------------------------------------------------------
BBB       Baa2        2,000    Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                               Series A, 6.625% due 7/01/2020                                                                  1,888
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aa1         2,860    Arizona State Transportation Board, Highway Revenue Refunding Bonds, RIB,
                               Series 367, 6.63% due 7/01/2019 (h)                                                             3,213
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aa          2,000    Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, AMT,
                               Senior Series B, 6.60% due 5/01/2010                                                            2,119
------------------------------------------------------------------------------------------------------------------------------------
                               Coconino County, Arizona, Pollution Control Corporation, PCR (Nevada Power Co.
                               Project), AMT:
BBB       NR*         1,000      6.375% due 10/01/2036                                                                           982
BBB       NR*         1,000      Series B, 5.80% due 11/01/2032                                                                  908
------------------------------------------------------------------------------------------------------------------------------------
A1+       P1            200    Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona Public
                               Service Co. Project), VRDN, AMT, Series A, 4.95% due 12/01/2031 (i)                               200
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Gilbert, Arizona, Water and Sewer Revenue Refunding Bonds, 6.50% due 7/01/2022 (c)              2,175
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         1,000    Glendale, Arizona, Development Authority, Educational Facilities Revenue
                               Refunding Bonds (American Graduate School International), 7.125% due 7/01/2005 (b)(g)           1,142
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Maricopa County, Arizona, Elementary School District No. 68 (Alhambra), GO, Refunding,
                               Series A, 6.75% due 7/01/2014 (a)                                                               2,208
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    Maricopa County, Arizona, Gilbert Unified School District Number 41, GO,
                               6.25% due 7/01/2015 (d)                                                                         1,105
------------------------------------------------------------------------------------------------------------------------------------
BBB       Baa1        1,000    Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                               6.125% due 4/01/2018                                                                              975
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Metro Gardens--Mesa Ridge
                               Project), Series A, 5.65% due 7/01/2019 (f)                                                     1,038
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Arizona Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT        Alternative Minimum Tax (subject to)
DATES      Daily Adjustable Tax-Exempt Securities
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
VRDN       Variable Rate Demand Notes
YCN        Yield Curve Notes

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's    Face
Ratings   Ratings    Amount                                               Issue                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Arizona (concluded)
------------------------------------------------------------------------------------------------------------------------------------
                               Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding:
A1+       P1          $ 800      (Arizona Public Service Company), VRDN, Series E, 4.90% due 5/01/2029 (i)                    $  800
BB+       Ba1         1,000      (El Paso Electric), Series E, 6.15% due 12/01/2014                                            1,007
BBB-      Baa3        1,000      (Public Service Company of New Mexico Project), Series A, 6.30% due 12/01/2026                  983
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         2,000    Mohave County, Arizona, IDA, IDR (North Star Steel Company Project), AMT,
                               6.70% due 3/01/2020                                                                             2,072
------------------------------------------------------------------------------------------------------------------------------------
                               Peoria, Arizona, Improvement District No. 8401, Special Assessment Bonds No. 8802:
BBB+      NR*           430      7.20% due 1/01/2010                                                                             457
BBB+      NR*           510      7.20% due 1/01/2013                                                                             541
------------------------------------------------------------------------------------------------------------------------------------
                               Peoria, Arizona, Improvement District, Special Assessment Bonds No. 8801:
BBB+      NR*           200      7.30% due 1/01/2009                                                                             213
BBB+      NR*           395      7.30% due 1/01/2011                                                                             420
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Phoenix, Arizona, Civic Improvement Corporation, Municipal Facilities Excise Tax
                               Revenue Bonds, 6.90% due 7/01/2004 (f)(g)                                                       2,238
------------------------------------------------------------------------------------------------------------------------------------
AA+       Aa1         2,665    Phoenix, Arizona, GO, 5.875% due 7/01/2017                                                      2,892
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         2,220    Phoenix, Arizona, IDA Revenue Bonds (Camelback Crossing), 6.20% due 9/20/2020 (e)               2,380
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa           950    Pima County, Arizona, Sewer Revenue Refunding Bonds, 6.75% due 7/01/2015 (c)(f)(g)                972
------------------------------------------------------------------------------------------------------------------------------------
A1+       P1            700    Pinal County, Arizona, IDA, PCR (Newmont Mining), DATES, 4.85% due 12/01/2009 (i)                 700
------------------------------------------------------------------------------------------------------------------------------------
BBB-      NR*           750    Prescott Valley, Arizona, Improvement District, Special Assessment Bonds
                               (Sewer Collection System Roadway Repair), 7.90% due 1/01/2012                                     808
------------------------------------------------------------------------------------------------------------------------------------
BBB+      NR*         1,600    Sedona, Arizona, Sewer Revenue Refunding Bonds, 7% due 7/01/2012                                1,731
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Tucson, Arizona, Airport Authority Incorporated, Revenue Refunding Bonds, 5.70%
                               due 6/01/2013 (f)                                                                               2,083
------------------------------------------------------------------------------------------------------------------------------------
AA        NR*         2,315    Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care
                               Tucson Inc. Project), Series A, 6.125% due 7/01/2024                                            2,444
------------------------------------------------------------------------------------------------------------------------------------
A+        Aa3         1,250    Tucson, Arizona, Water Revenue Refunding Bonds, 6.50% due 7/01/2016                             1,291
------------------------------------------------------------------------------------------------------------------------------------
AA        A1          2,000    University of Arizona, University Revenue Refunding Bonds, Series A, 6.20% due 6/01/2016        2,294
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P       Moody's    Face
Ratings   Ratings    Amount                                               Issue                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--10.5%
------------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Commonwealth, GO, Refunding (h):
AAA       Aaa        $2,000      RITR, Class R, Series 3, 7.165% due 7/01/2016 (f)                                           $ 2,320
AAAr      Aaa         2,000      YCN, 8.382% due 7/01/2020 (d)                                                                 2,147
------------------------------------------------------------------------------------------------------------------------------------
A         Baa1        1,000    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                               Revenue Bonds, Series B, 6% due 7/01/2026                                                       1,051
------------------------------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost--$48,221)--97.2%                                                       50,852

                               Other Assets Less Liabilities--2.8%                                                             1,459
                                                                                                                             -------
                               Net Assets--100.0%                                                                            $52,311
                                                                                                                             =======
------------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   Connie Lee Insured.
(c)   FGIC Insured.
(d)   FSA Insured.
(e)   GNMA Collateralized
(f)   MBIA Insured.
(g)   Prerefunded.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2001.
(i) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2001.
*     Not Rated.

See Notes to Financial Statements.

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2001

Assets:                Investments, at value (identified cost--$48,220,893) ........................                   $ 50,851,914
                       Cash                                                                                                  30,761
                       Receivables:
                         Securities sold ...........................................................    $ 1,132,675
                         Interest ..................................................................        451,173       1,583,848
                                                                                                        -----------
                       Prepaid expenses and other assets ...........................................                          1,601
                                                                                                                       ------------
                       Total assets ................................................................                     52,468,124
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:           Payables:
                         Dividends to shareholders .................................................         60,666
                         Investment adviser ........................................................         23,505
                         Distributor ...............................................................         14,913          99,084
                                                                                                        -----------
                       Accrued expenses and other liabilities ......................................                         57,898
                                                                                                                       ------------
                       Total liabilities ...........................................................                        156,982
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:            Net assets ..................................................................                   $ 52,311,142
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       ============
Net Assets             Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:            shares authorized ...........................................................                      $ 108,799
                       Class B Shares of beneficial interest, $.10 par value, unlimited number of
                       shares authorized ...........................................................                        323,953
                       Class C Shares of beneficial interest, $.10 par value, unlimited number of
                       shares authorized ...........................................................                          9,857
                       Class D Shares of beneficial interest, $.10 par value, unlimited number of
                       shares authorized ...........................................................                         53,378
                       Paid-in capital in excess of par ............................................                     49,670,409
                       Accumulated distributions in excess of realized capital gains--net ..........                       (486,275)
                       Unrealized appreciation on investments--net .................................                      2,631,021
                                                                                                                       ------------
                       Net assets ..................................................................                   $ 52,311,142
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:       Class A--Based on net assets of $11,475,952 and 1,087,990 shares
                       of beneficial interest outstanding ..........................................                   $      10.55
                                                                                                                       ============
                       Class B--Based on net assets of $34,170,853 and 3,239,531 shares
                       of beneficial interest outstanding ..........................................                   $      10.55
                                                                                                                       ============
                       Class C--Based on net assets of $1,038,947 and 98,570 shares
                       of beneficial interest outstanding ..........................................                   $      10.54
                                                                                                                       ============
                       Class D--Based on net assets of $5,625,390 and 533,779 shares
                       of beneficial interest outstanding ..........................................                   $      10.54
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

Statement of Operations

                                                                                                            For the Six Months Ended
                                                                                                                    January 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:      Interest and amortization of premium and discount earned ....................                   $  1,571,180
------------------------------------------------------------------------------------------------------------------------------------
Expenses:               Investment advisory fees ....................................................      $ 143,163
                        Account maintenance and distribution fees--Class B ..........................         85,243
                        Accounting services .........................................................         34,185
                        Professional fees ...........................................................         29,861
                        Printing and shareholder reports ............................................         25,892
                        Transfer agent fees--Class B ................................................          6,714
                        Account maintenance and distribution fees--Class C ..........................          3,991
                        Trustees' fees and expenses .................................................          3,828
                        Registration fees ...........................................................          3,602
                        Pricing fees ................................................................          3,255
                        Account maintenance fees--Class D ...........................................          2,525
                        Custodian fees ..............................................................          2,504
                        Transfer agent fees--Class A ................................................          1,848
                        Transfer agent fees--Class D ................................................            809
                        Transfer agent fees--Class C ................................................            251
                        Other .......................................................................          2,039
                                                                                                           ---------
                        Total expenses ..............................................................                        349,710
                                                                                                                        ------------
                        Investment income--net ......................................................                      1,221,470
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Realized &              Realized gain on investments--net ...........................................                        520,175
Unrealized Gain on      Change in unrealized appreciation on investments--net .......................                        938,209
Investments--Net:                                                                                                       ------------
                         Net Increase in Net Assets Resulting from Operations .......................                   $  2,679,854
                                                                                                                        ============
------------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

Statements of Changes in Net Assets

                                                                                                        For the Six       For the
                                                                                                       Months Ended     Year Ended
                                                                                                        January 31,      July 31,
Increase (Decrease) in Net Assets:                                                                         2001            2000
-----------------------------------------------------------------------------------------------------------------------------------
Operations:             Investment income--net ......................................................   $ 1,221,470     $ 2,694,007
                        Realized gain (loss) on investments--net ....................................       520,175        (246,381)
                        Change in unrealized appreciation on investments--net .......................       938,209      (1,342,914)
                                                                                                       ------------    ------------
                        Net increase in net assets resulting from operations ........................     2,679,854       1,104,712
                                                                                                       ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------------
Dividends &             Investment income--net:
Distributions to          Class A ...................................................................      (292,451)       (639,418)
Shareholders:             Class B ...................................................................      (774,471)     (1,803,547)
                          Class C ...................................................................       (29,567)        (50,135)
                          Class D ...................................................................      (124,981)       (200,907)
                        Realized gain on investments--net:
                          Class A ...................................................................        (2,510)             --
                          Class B ...................................................................        (7,329)             --
                          Class C ...................................................................          (249)             --
                          Class D ...................................................................        (1,174)             --
                        In excess of realized gain on investments--net:
                          Class A ...................................................................            --          (7,114)
                          Class B ...................................................................            --         (23,230)
                          Class C ...................................................................            --            (534)
                          Class D ...................................................................            --          (2,189)
                                                                                                       ------------    ------------
                        Net decrease in net assets resulting from dividends and distributions
                        to shareholders .............................................................    (1,232,732)     (2,727,074)
                                                                                                       ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest     Net decrease in net assets derived from beneficial interest transactions ....      (875,689)     (7,420,185)
Transactions:                                                                                          ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:             Total increase (decrease) in net assets .....................................       571,433      (9,042,547)
                        Beginning of period .........................................................    51,739,709      60,782,256
                                                                                                       ------------    ------------
                        End of period ...............................................................  $ 52,311,142    $ 51,739,709
                                                                                                       ============    ============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

Financial Highlights

                                                                                                 Class A
                                                              ----------------------------------------------------------------------
                                                                For the
The following per share data and ratios have been derived     Six Months
from information provided in the financial statements.           Ended                      For the Year Ended July 31,
                                                               Jan. 31,       -----------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2001            2000           1999           1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ...   $  10.26       $    10.53     $    10.88     $    10.87     $  10.54
Operating                                                      --------       ----------     ----------     ----------     --------
Performance:        Investment income--net .................        .26              .54            .52            .55          .55
                    Realized and unrealized gain (loss) on
                    investments--net .......................        .29             (.26)          (.24)           .01          .33
                                                               --------       ----------     ----------     ----------     --------
                    Total from investment operations .......        .55              .28            .28            .56          .88
                                                               --------       ----------     ----------     ----------     --------
                    Less dividends and distributions:
                      Investment income--net ...............       (.26)            (.54)          (.52)          (.55)        (.55)
                      Realized gain on investments--net ....         --+              --             --             --           --
                      In excess of realized gain on
                      investments--net .....................         --             (.01)          (.11)            --           --
                                                               --------       ----------     ----------     ----------     --------
                    Total dividends and distributions ......       (.26)            (.55)          (.63)          (.55)        (.55)
                                                               --------       ----------     ----------     ----------     --------
                    Net asset value, end of period .........   $  10.55       $    10.26     $    10.53     $    10.88     $  10.87
                                                               ========       ==========     ==========     ==========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share .....       5.49%++          2.82%          2.52%          5.25%        8.63%
Return:**                                                      ========       ==========     ==========     ==========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to           Expenses ...............................        .99%*            .86%           .94%           .82%         .79%
Average                                                        ========       ==========     ==========     ==========     ========
Net Assets:         Investment income--net .................       5.05%*           5.31%          4.77%          5.01%        5.21%
                                                               ========       ==========     ==========     ==========     ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands)   $ 11,476       $   11,525     $   12,975     $   13,875     $ 14,012
Data:                                                          ========       ==========     ==========     ==========     ========

                    Portfolio turnover .....................      31.28%           41.15%         25.16%         53.75%       29.68%
                                                               ========       ==========     ==========     ==========     ========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

Financial Highlights (continued)

                                                                                               Class B
                                                              -------------------------------------------------------------------
                                                                 For the
The following per share data and ratios have been derived      Six Months
from information provided in the financial statements.            Ended                    For the Year Ended July 31,
                                                                Jan. 31,      ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2001        2000        1999            1998        1997
---------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of period ...   $   10.26       $   10.53     $   10.88     $   10.87     $   10.54
Operating                                                     ---------       ---------     ---------     ---------     ---------
Performance:       Investment income--net .................         .24             .49           .46           .49           .50
                   Realized and unrealized gain (loss) on
                   investments--net .......................         .29            (.26)         (.24)          .01           .33
                                                              ---------       ---------     ---------     ---------     ---------
                   Total from investment operations .......         .53             .23           .22           .50           .83
                                                              ---------       ---------     ---------     ---------     ---------
                   Less dividends and distributions:
                     Investment income--net ...............        (.24)           (.49)         (.46)         (.49)         (.50)
                     Realized gain on investments--net ....          --+             --            --            --            --
                     In excess of realized gain on
                     investments--net .....................          --            (.01)         (.11)           --            --
                                                              ---------       ---------     ---------     ---------     ---------
                   Total dividends and distributions ......        (.24)           (.50)         (.57)         (.49)         (.50)
                                                              ---------       ---------     ---------     ---------     ---------
                   Net asset value, end of period .........   $   10.55       $   10.26     $   10.53     $   10.88     $   10.87
                                                              =========       =========     =========     =========     =========
---------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share .....        5.22%++         2.30%         2.01%         4.71%         8.08%
Return:**                                                     =========       =========     =========     =========     =========
---------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses ...............................        1.49%*          1.37%         1.44%         1.32%         1.30%
Average                                                       =========       =========     =========     =========     =========
Net Assets:        Investment income--net .................        4.54%*          4.80%         4.26%         4.50%         4.70%
                                                              =========       =========     =========     =========     =========
---------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period (in thousands)   $  34,171       $  34,565     $  42,758     $  51,503     $  58,282
Data:                                                         =========       =========     =========     =========     =========

                   Portfolio turnover .....................       31.28%          41.15%        25.16%        53.75%        29.68%
                                                              =========       =========     =========     =========     =========
---------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

Financial Highlights (continued)

                                                                                              Class C
                                                               -----------------------------------------------------------------
                                                                 For the
The following per share data and ratios have been derived      Six Months
from information provided in the financial statements.            Ended                   For the Year Ended July 31,
                                                                Jan. 31,       -------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2001            2000          1999        1998          1997
--------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ...   $   10.25       $   10.52     $   10.88   $   10.87     $   10.54
Operating                                                      ---------       ---------     ---------   ---------     ---------
Performance:        Investment income--net .................         .23             .48           .45         .48           .49
                    Realized and unrealized gain (loss) on
                    investments--net .......................         .29            (.26)         (.25)        .01           .33
                                                               ---------       ---------     ---------   ---------     ---------
                    Total from investment operations .......         .52             .22           .20         .49           .82
                                                               ---------       ---------     ---------   ---------     ---------
                    Less dividends and distributions:
                      Investment income--net ...............        (.23)           (.48)         (.45)       (.48)         (.49)
                      Realized gain on investments--net ....          --+             --            --          --            --
                      In excess of realized gain on
                      investments--net .....................          --            (.01)         (.11)         --            --
                                                               ---------       ---------     ---------   ---------     ---------
                    Total dividends and distributions ......        (.23)           (.49)         (.56)       (.48)         (.49)
                                                               ---------       ---------     ---------   ---------     ---------
                    Net asset value, end of period .........   $   10.54       $   10.25     $   10.52   $   10.88     $   10.87
                                                               =========       =========     =========   =========     =========
--------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share .....        5.17%++         2.20%         1.81%       4.61%         7.97%
Return:**                                                      =========       =========     =========   =========     =========
--------------------------------------------------------------------------------------------------------------------------------
Ratios to           Expenses ...............................        1.59%*          1.47%         1.54%       1.42%         1.40%
Average                                                        =========       =========     =========   =========     =========
Net Assets:         Investment income--net .................        4.44%*          4.71%         4.16%       4.39%         4.59%
                                                               =========       =========     =========   =========     =========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands)   $   1,039       $   1,244     $     996   $   1,233     $     957
Data:                                                          =========       =========     =========   =========     =========

                    Portfolio turnover .....................       31.28%          41.15%        25.16%      53.75%        29.68%
                                                               =========       =========     =========   =========     =========
--------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                 Class D
                                                                -------------------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.              Ended                  For the Year Ended July 31,
                                                                  Jan. 31,      ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                             2001            2000          1999         1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...   $   10.25       $   10.52     $   10.87     $   10.86     $   10.53
Operating                                                       ---------       ---------     ---------     ---------     ---------
Performance:         Investment income--net .................         .26             .53           .51           .54           .54
                     Realized and unrealized gain (loss) on
                     investments--net .......................         .29            (.26)         (.24)          .01           .33
                                                                ---------       ---------     ---------     ---------     ---------
                     Total from investment operations .......         .55             .27           .27           .55           .87
                                                                ---------       ---------     ---------     ---------     ---------
                     Less dividends and distributions:
                       Investment income--net ...............        (.26)           (.53)         (.51)         (.54)         (.54)
                       Realized gain on investments--net ....          --+             --            --            --            --
                       In excess of realized gain on
                       investments--net .....................          --            (.01)         (.11)           --            --
                                                                ---------       ---------     ---------     ---------     ---------
                     Total dividends and distributions ......        (.26)           (.54)         (.62)         (.54)         (.54)
                                                                ---------       ---------     ---------     ---------     ---------
                     Net asset value, end of period .........   $   10.54       $   10.25     $   10.52     $   10.87     $   10.86
                                                                =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....        5.44%++         2.72%         2.42%         5.14%         8.52%
Return:**                                                       =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses ...............................        1.09%*           .96%         1.05%          .92%          .89%
Average                                                         =========       =========     =========     =========     =========
Net Assets:          Investment income--net .................        4.95%*          5.20%         4.67%         4.90%         5.11%
                                                                =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)   $   5,625       $   4,406     $   4,053     $   2,740     $   2,188
Data:                                                           =========       =========     =========     =========     =========

                     Portfolio turnover .....................       31.28%          41.15%        25.16%        53.75%        29.68%
                                                                =========       =========     =========     =========     =========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Arizona Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will amortize premiums and discounts on debt securities under a different method effective August 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of July 31, 2001.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                 Account          Distribution
                                             Maintenance Fee           Fee
--------------------------------------------------------------------------------
Class B ..................................        .25%                .25%
Class C ..................................        .25%                .35%
Class D ..................................        .10%                 --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                   FAMD             MLPF&S
--------------------------------------------------------------------------------
Class A ..................................          $42             $450
Class D ..................................          $96             $978
--------------------------------------------------------------------------------

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

For the six months ended January 31, 2001, MLPF&S received contingent deferred sales charges of $5,537 and $4,500 relating to transactions in Class B and Class C Shares respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM through December 31, 2000. Up to this date, the Fund reimbursed FAM $28,244 for these services. As of January 1, 2001, accounting services are provided for the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2001 were $19,192,850 and $15,391,948, respectively.

Net realized gains for the six months ended January 31, 2001 and net unrealized gains as of January 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                                    Gains              Gains
--------------------------------------------------------------------------------
Long-term investments ...........................  $424,275         $2,631,021
Financial future contracts ......................    95,900                 --
                                                   --------         ----------
Total ...........................................  $520,175         $2,631,021
                                                   ========         ==========
--------------------------------------------------------------------------------

As of January 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $2,631,021, of which $2,887,328 related to appreciated securities and $256,307 related to depreciated securities. The aggregate cost of investments at January 31, 2001 for Federal income tax purposes was $48,220,893.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $875,689 and $7,420,185 for the six months ended January 31, 2001 and for the year ended July 31, 2000, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                        Dollar
Ended January 31, 2001                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................              4,355         $    45,112
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             12,761             132,710
                                                -----------         -----------
Total issued ...........................             17,116             177,822
Shares redeemed ........................            (52,880)           (549,482)
                                                -----------         -----------
Net decrease ...........................            (35,764)        $  (371,660)
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                              Dollar
Ended July 31, 2000                                  Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................            121,596         $ 1,219,526
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             32,916             333,211
                                                -----------         -----------
Total issued ...........................            154,512           1,552,737
Shares redeemed ........................           (263,317)         (2,665,813)
                                                -----------         -----------
Net decrease ...........................           (108,805)        $(1,113,076)
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                        Dollar
Ended January 31, 2001                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................            155,789         $ 1,634,400
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             27,433             285,278
                                                -----------         -----------
Total issued ...........................            183,222           1,919,678
Automatic conversion
of shares ..............................            (51,740)           (535,955)
Shares redeemed ........................           (262,194)         (2,721,900)
                                                -----------         -----------
Net decrease ...........................           (130,712)        $(1,338,177)
                                                ===========         ===========
--------------------------------------------------------------------------------

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class B Shares for the Year                                              Dollar
Ended July 31, 2000                                  Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................            215,656         $ 2,179,133
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             70,640             715,305
                                                -----------         -----------
Total issued ...........................            286,296           2,894,438
Automatic conversion of
shares .................................            (13,688)           (139,007)
Shares redeemed ........................           (964,126)         (9,765,327)
                                                -----------         -----------
Net decrease ...........................           (691,518)        $(7,009,896)
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                        Dollar
Ended January 31, 2001                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................             23,823         $   246,189
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................              1,324              13,761
                                                -----------         -----------
Total issued ...........................             25,147             259,950
Shares redeemed ........................            (47,964)           (501,409)
                                                -----------         -----------
Net decrease ...........................            (22,817)        $  (241,459)
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                              Dollar
Ended July 31, 2000                                  Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................             46,999         $   471,284
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................              2,751              27,825
                                                -----------         -----------
Total issued ...........................             49,750             499,109
Shares redeemed ........................            (23,061)           (235,876)
                                                -----------         -----------
Net increase ...........................             26,689         $   263,233
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                        Dollar
Ended January 31, 2001                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................             58,574         $   608,574
Automatic conversion
of shares ..............................             51,790             535,955
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................              3,934              40,885
                                                -----------         -----------
Total issued ...........................            114,298           1,185,414
Shares redeemed ........................            (10,539)           (109,807)
                                                -----------         -----------
Net increase ...........................            103,759         $ 1,075,607
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                              Dollar
Ended July 31, 2000                                  Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................            123,728         $ 1,238,932
Automatic conversion
of shares ..............................             13,702             139,007
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................              7,861              79,557
                                                -----------         -----------
Total issued ...........................            145,291           1,457,496
Shares redeemed ........................           (100,624)         (1,017,942)
                                                -----------         -----------
Net increase ...........................             44,667         $   439,554
                                                ===========         ===========
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 1, 2000, the Fund, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended January 31, 2001.

6. Capital Loss Carryforward:

At July 31, 2000, the Fund had a net capital loss carryforward of approximately $248,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Arizona Municipal Bond Fund                       January 31, 2001

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Trustee of Merrill Lynch Arizona Municipal Bond Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

[LOGO] Merrill Lynch Investment Managers

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Arizona
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

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